EMERGING MARKETS BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 9.0%
Argentina : 0.2%
Pan American Energy LLC/
Argentina 144A
7.75%, 01/15/37 USD 449 $ 449,000
Underline
Brazil : 0.7%
3R Lux SARL Reg S
9.75%, 02/05/31 USD 1,299 1,334,723
Underline
China : 0.7%
China Government
International Bond 144A
3.75%, 11/13/30 USD 247 247,908
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 USD 1,175 931,804
NWD Finance BVI Ltd. Reg S
10.13% (US Treasury
Yield Curve Rate T 3
Year+6.20%), 0 (o)(a) USD 249 207,023
1,386,735
Colombia : 0.2%
Geopark Ltd. Reg S
8.75%, 01/31/30 USD 310 305,630
Underline
Guyana : 0.1%
Secure International Finance
Co., Inc. 144A
10.00%, 06/03/29 ∞ USD 149 149,863
Secure International Finance
Co., Inc. Reg S
10.00%, 06/03/29 ∞ USD 37 37,658
187,521
Indonesia : 2.7%
Indofood CBP Sukses
Makmur Tbk PT Reg S
3.40%, 06/09/31 USD 1,055 971,146
Pakuwon Jati Tbk PT Reg S
4.88%, 04/29/28 USD 936 908,932
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak Reg S
4.85%, 10/14/38 USD 1,877 1,758,765
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 1,498 1,505,983
5,144,826
Jamaica : 0.0%
Digicel International Finance
Ltd. / Difl US LLC 144A
8.62%, 08/01/32 USD 76 77,389
Underline
Mexico : 0.7%
Alpek SAB de CV Reg S
3.25%, 02/25/31 USD 1,609 1,351,452
Underline
Panama : 1.0%
AES Panama Generation
Holdings SRL Reg S
4.38%, 05/31/30 USD 2,149 1,990,959
Underline
Par
(000’s) Value
Singapore : 0.4%
Medco Maple Tree Pte Ltd.
Reg S
8.96%, 04/27/29 USD 680 $ 700,260
Underline
South Africa : 0.7%
Absa Bank Ltd. 144A
0.00%, 06/25/26 ^ EGP 77,547 1,348,193
Underline
Thailand : 1.0%
Siam Commercial Bank PCL
Reg S
4.40%, 02/11/29 USD 1,955 1,946,811
Underline
Turkey : 0.5%
Zorlu Enerji Elektrik Uretim
AS 144A
11.00%, 04/23/30 USD 1,210 1,067,152
Underline
United Kingdom : 0.1%
HTA Group Ltd. 144A
7.50%, 06/04/29 USD 104 105,962
Underline
Total Corporate Bonds
(Cost: $17,349,043) 17,396,613
GOVERNMENT OBLIGATIONS: 86.8%
Angola : 1.8%
Angolan Government
International Bond 144A
8.25%, 05/09/28 USD 475 479,598
9.38%, 03/31/33 USD 1,811 1,793,850
Angolan Government
International Bond Reg S
8.25%, 05/09/28 USD 1,298 1,310,563
3,584,011
Argentina : 1.5%
Argentine Republic
Government International
Bond
3.50%, 07/09/41 (s) USD 1,727 1,153,636
Bono Del Tesoro Nacional
Capitalizable en Pesos
2.40%, 05/31/27 ARS 801,816 563,054
City of Beunos Aires 144A
7.80%, 11/26/33 USD 665 674,835
Province of Santa Fe 144A
8.10%, 12/11/34 USD 628 600,878
2,992,403
Bahamas : 0.3%
Bahamas Government
International Bond 144A
8.25%, 06/24/36 USD 580 620,646
Bahamas Government
International Bond Reg S
6.62%, 05/15/33 USD 103 96,820
717,466
Barbados : 0.5%
Barbados Government
International Bond 144A
8.00%, 06/26/35 USD 125 127,041

EMERGING MARKETS BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Barbados (continued)
Barbados Government
International Bond Reg S
8.00%, 06/26/35 USD 762 $ 774,443
901,484
Benin : 0.0%
Benin Government
International Bond 144A
7.96%, 02/13/38 USD 39 38,336
Underline
Bolivia : 2.2%
Bolivian Government
International Bond Reg S
4.50%, 03/20/28 USD 1,585 1,485,715
7.50%, 03/02/30 USD 2,998 2,821,538
4,307,253
Brazil : 6.1%
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/33 BRL 42,544 6,841,530
Brazilian Government
International Bond
6.25%, 05/22/36 USD 2,366 2,319,863
6.62%, 03/15/35 USD 2,621 2,683,642
11,845,035
Chile : 4.5%
Bonos de la Tesoreria de la
Republica en pesos
5.30%, 07/15/32 CLP 4,630,000 4,917,828
Bonos de la Tesoreria de la
Republica en pesos 144A
Reg S
5.00%, 10/01/28 CLP 285,000 303,622
6.00%, 04/01/33 CLP 3,215,000 3,545,326
8,766,776
China : 3.1%
China Government Bond
Reg S
3.95%, 06/29/43 CNY 20,000 3,600,162
4.10%, 05/21/45 CNY 13,500 2,486,956
6,087,118
Colombia : 4.9%
Colombian TES
11.00%, 08/22/29 COP 8,614,000 2,171,308
12.50%, 02/27/30 COP 11,192,000 2,927,449
12.75%, 11/28/40 COP 17,108,000 4,560,499
9,659,256
Costa Rica : 0.4%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 810 829,821
Underline
Czech Republic : 1.4%
Czech Republic Government
Bond
2.00%, 10/13/33 CZK 15,000 582,022
5.00%, 09/30/30 CZK 45,570 2,187,812
2,769,834
Democratic Republic of the Congo : 2.0%
Congolese International
Bond Reg S
Par
(000’s) Value
Democratic Republic of the Congo
(continued)
6.00%, 06/30/29 (s) USD 3,059 $ 2,842,503
9.88%, 11/07/32 USD 1,298 1,218,444
4,060,947
Dominican Republic : 1.1%
Dominican Republic
International Bond 144A
5.88%, 10/28/35 USD 928 883,502
Dominican Republic
International Bond Reg S
6.60%, 06/01/36 USD 1,365 1,367,594
2,251,096
Ecuador : 2.1%
Ecuador Government
International Bond 144A
9.25%, 01/29/39 USD 1,295 1,272,338
Ecuador Government
International Bond Reg S
0.00%, 07/31/30 ^ USD 1,305 1,092,768
6.90%, 07/31/35 (s) USD 1,970 1,739,510
4,104,616
Egypt : 0.7%
Egypt Government
International Bond Reg S
8.88%, 05/29/50 USD 1,459 1,289,160
Underline
El Salvador : 0.4%
El Salvador Government
International Bond 144A
0.25%, 04/17/30 USD 927 34,634
El Salvador Government
International Bond Reg S
9.25%, 04/17/30 USD 678 706,096
740,730
Gabon : 2.2%
Gabon Government
International Bond 144A
6.62%, 02/06/31 USD 858 718,693
7.00%, 11/24/31 USD 103 85,287
Gabon Government
International Bond Reg S
7.00%, 11/24/31 USD 2,322 1,921,757
9.50%, 02/18/29 USD 1,706 1,604,581
4,330,318
Ghana : 0.7%
Ghana Government
International Bond Reg S
0.00%, 01/03/30 ^ USD 1,660 1,402,598
Underline
Guatemala : 1.0%
Guatemala Government
Bond 144A
6.25%, 08/15/36 USD 1,185 1,207,515
Guatemala Government
Bond Reg S
3.70%, 10/07/33 USD 963 843,949
2,051,464
Honduras : 0.2%
Honduras Government
International Bond Reg S

Par
(000’s) Value
Honduras (continued)
8.62%, 11/27/34 USD 327 $ 367,725
Underline
Hungary : 2.8%
Hungary Government Bond
2.25%, 06/22/34 HUF 144,000 301,994
7.00%, 10/24/35 HUF 1,704,750 5,035,241
5,337,235
India : 3.0%
Export-Import Bank of India
Reg S
3.88%, 02/01/28 USD 1,944 1,921,364
5.50%, 01/13/35 USD 3,851 3,927,631
5,848,995
Ivory Coast : 0.3%
Ivory Coast Government
International Bond 144A
6.75%, 02/25/41 USD 558 491,391
Underline
Jamaica : 0.4%
Jamaica Government
International Bond
7.88%, 07/28/45 USD 661 763,125
Underline
Kenya : 0.9%
Republic of Kenya
Government International
Bond 144A
8.70%, 02/26/39 USD 1,536 1,394,049
8.80%, 10/09/38 USD 342 314,987
1,709,036
Laos : 0.4%
Laos Government
International Bond 144A
11.25%, 11/12/30 USD 790 808,763
Underline
Malaysia : 4.9%
Malaysia Government Bond
2.63%, 04/15/31 MYR 4,260 1,013,006
3.34%, 05/15/30 MYR 11,460 2,826,026
3.83%, 07/05/34 MYR 5,866 1,465,389
4.05%, 04/18/39 MYR 17,783 4,460,804
9,765,225
Mexico : 3.3%
Mexican Bonos
7.75%, 11/13/42 MXN 140,360 6,464,392
Underline
Nigeria : 1.4%
Nigeria Government
International Bond 144A
8.25%, 09/28/51 USD 1,464 1,410,163
8.63%, 01/13/36 USD 320 333,642
Nigeria Government
International Bond Reg S
7.38%, 09/28/33 USD 901 884,129
2,627,934
Paraguay : 0.1%
Paraguay Government
International Bond 144A
6.65%, 03/04/55 USD 215 223,686
Underline
Par
(000’s) Value
Peru : 3.5%
Peru Government Bond
144A Reg S
7.60%, 08/12/39 PEN 22,919 $ 6,793,787
Underline
Philippines : 2.6%
Philippine Government
International Bond
6.25%, 01/14/36 PHP 327,202 5,150,162
Underline
Poland : 5.1%
Republic of Poland
Government Bond
5.00%, 10/25/34 PLN 16,228 4,145,641
5.00%, 10/25/35 PLN 8,722 2,192,976
Republic of Poland
Government International
Bond
5.75%, 11/16/32 USD 3,614 3,801,157
10,139,774
Romania : 2.8%
Romania Government Bond
6.70%, 02/25/32 RON 8,940 1,970,991
Romanian Government
International Bond Reg S
6.62%, 05/16/36 USD 3,630 3,609,568
5,580,559
Singapore : 0.8%
Singapore Government
Bond
2.75%, 03/01/35 SGD 1,042 839,964
2.88%, 09/01/30 SGD 520 419,575
3.38%, 09/01/33 SGD 576 482,846
1,742,385
South Africa : 5.2%
Republic of South Africa
Government Bond
8.50%, 01/31/37 ZAR 32,186 1,758,487
9.00%, 01/31/40 ZAR 118,643 6,516,166
Republic of South Africa
Government International
Bond Reg S
7.10%, 11/19/36 USD 1,933 1,977,214
10,251,867
South Korea : 1.9%
Korea Treasury Bond
2.50%, 09/10/30 KRW 2,200,000 1,361,267
2.62%, 03/10/30 KRW 1,036,900 649,436
2.62%, 06/10/35 KRW 2,433,100 1,431,248
4.12%, 12/10/33 KRW 700,000 464,008
3,905,959
Sri Lanka : 0.4%
Sri Lanka Government
International Bond 144A
3.60%, 06/15/35 (s) USD 942 713,788
Underline
Thailand : 3.3%
Thailand Government Bond
2.05%, 04/17/28 THB 48,126 1,478,822
2.70%, 06/17/40 THB 158,131 4,738,935

EMERGING MARKETS BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Thailand (continued)
2.80%, 06/17/34 THB 8,613 $ 274,478
6,492,235
Trinidad and Tobago : 0.3%
Trinidad & Tobago
Government International
Bond Reg S
5.95%, 01/14/31 USD 487 492,601
Underline
Tunisia : 0.3%
Tunisian Republic
3.28%, 08/09/27 JPY 100,000 599,064
Underline
Turkey : 1.1%
Turkiye Government
International Bond
6.80%, 11/04/36 USD 2,209 2,088,532
Underline
Uganda : 0.5%
Republic of Uganda
Government Bonds
16.25%, 11/08/35 UGX 3,710,600 1,016,909
Underline
Uruguay : 1.0%
Oriental Republic of Uruguay
Par
(000’s) Value
Uruguay (continued)
5.25%, 09/10/60 USD 2,171 $ 1,978,736
Underline
Uzbekistan : 0.1%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 189 170,953
Underline
Venezuela : 2.3%
Venezuela Government
International Bond
9.25%, 09/15/27 (d) * USD 5,476 2,628,480
Venezuela Government
International Bond Reg S
7.75%, 10/13/19 (d) * USD 4,685 1,932,563
4,561,043
Zambia : 1.0%
Zambia Government
International Bond Reg S
5.75%, 06/30/33 (s) USD 2,050 1,922,517
Underline
Total Government Obligations
(Cost: $173,321,781) 170,738,100
Total Investments: 95.8%
(Cost: $190,670,824) 188,134,713
Other assets less liabilities: 4.2% 8,327,774
NET ASSETS: 100.0% $ 196,462,487
Definitions:
ARS Argentina Peso
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
HUF Hungarian Forint
JPY Japanese Yen
KRW Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
ZAR South African Rand
(a) Variable rate security — the rate shown is as of 03/31/26
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
^ Zero Coupon Bond
(s) Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at March 31, 2026.
* Non-income producing

*   See Schedule of Investments for geographic sectors.
(d) Security in default
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $28,315,824, or 14.4% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds $ 17,396,613
Argentina $ — $ 449,000 $ — $ 449,000
Brazil — 1,334,723 — 1,334,723
China — 1,386,735 — 1,386,735
Colombia — 305,630 — 305,630
Guyana — — 187,521 187,521
Indonesia — 5,144,826 — 5,144,826
Jamaica — 77,389 — 77,389
Mexico — 1,351,452 — 1,351,452
Panama — 1,990,959 — 1,990,959
Singapore — 700,260 — 700,260
South Africa — 1,348,193 — 1,348,193
Thailand — 1,946,811 — 1,946,811
Turkey — 1,067,152 — 1,067,152
United Kingdom — 105,962 — 105,962
Government Obligations
 *
— 170,738,100 — 170,738,100
Total Investments $ — $ 187,947,192 $ 187,521 $ 188,134,713